LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS
Schedule of other non-current financial assets

	2024	2025
Financial instruments
At fair value through profit or loss:
Equity	7,797	6,901
Convertible bonds	377	353
At fair value through other comprehensive income:
Equity	27	27
Convertible bonds	24	—
	8,225	7,281
Associates
PT Jalin Pembayaran Nusantara ("Jalin")	110	106
	110	106
Total long-term investments	8,335	7,387